Employee Benefit Plan, Description of Plan, Vesting (Details) - EBP 001 [Member] - Retirement Savings Contribution	12 Months Ended
Dec. 31, 2025 yr
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Vesting Service Period	3 years
EBP, Employer Contribution, Maximum Vesting Age	65